Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt
Debt consists of the following:

	December 31,
	2015	2014
	(in thousands)
Due within one year:
2015 Senior Unsecured Bonds	$—	$286,500
2018 Senior Secured Term Loan B	7,500	7,500
Senior Secured Credit Facility	82,083	75,000
Total current debt	89,583	369,000
Long-term debt:
2017 Senior Secured Bonds	498,887	498,369
2018 Senior Secured Term Loan B	721,958	728,706
2013 Revolving Credit Facility	50,000	—
Senior Secured Credit Facility	775,000	804,167
2020 Senior Secured Notes	750,000	750,000
Total long-term debt	2,795,845	2,781,242
Total debt	$2,885,428	$3,150,242

2015 Senior Unsecured Bonds
On February 23, 2015, we repaid in full the $286.5 million outstanding principal and accrued interest on our 8.25% senior unsecured U.S. dollar denominated bonds due 2015.
2017 Senior Secured Notes
In November 2012, Pacific Drilling V Limited (“PDV”), an indirect, wholly-owned subsidiary of the Company, and the Company, as guarantor, completed a private placement of $500.0 million in aggregate principal amount of 7.25% senior secured notes due 2017 (the “2017 Senior Secured Notes”). The 2017 Senior Secured Notes bear interest at 7.25% per annum, payable semiannually on June 1 and December 1, and mature on December 1, 2017.
The 2017 Senior Secured Notes are secured by a first-priority security interest (subject to certain exceptions) in the Pacific Khamsin, and substantially all of the other assets of PDV, including an assignment of earnings and insurance proceeds related to the Pacific Khamsin.

On or after December 1, 2015, PDV may redeem the 2017 Senior Secured Notes at the redemption prices plus accrued and unpaid interests specified in the indenture for the Notes.

The 2017 Senior Secured Notes contain provisions that limit, with certain exceptions, the ability of PDV, the Company and the Company’s other restricted subsidiaries to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or subordinated indebtedness of PDV or any guarantor or make other restricted payments (subject to certain exceptions), (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business, (vii) transfer or sell the Pacific Khamsin and other related assets and (viii) merge or demerge. These covenants are subject to exceptions and qualifications set forth in the indenture for the Notes.
As of December 31, 2015, we were in compliance with all 2017 Senior Secured Notes covenants.
Senior Secured Credit Facility Agreement
In February 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (collectively, the “SSCF Borrowers”) and the Company, as guarantor, entered into a senior secured credit facility agreement, as amended and restated (the “SSCF”), to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “SSCF Vessels”). The SSCF is primarily secured on a first priority basis by liens on the SSCF Vessels, and by an assignment of earnings and insurance proceeds relating thereto.
In the second quarter of 2015, we completed the final drawdown under this facility, bringing the outstanding balance to $985.0 million. We do not have any undrawn capacity on this facility as of December 31, 2015.
Following the final drawdown, the SSCF consisted of two principal tranches: (i) a Commercial Tranche of $492.5 million provided by a syndicate of commercial banks and (ii) a Garanti — Instituttet for Eksportkreditt (“GIEK”) Tranche of $492.5 million guaranteed by GIEK, comprised of two sub-tranches: (x) an Eksportkreditt Norge AS (“EKN”) sub-tranche of $246.3 million and (y) a bank sub-tranche of $246.3 million.
In November 2015, we entered into Amendment No. 5 to the SSCF to, among other items, amend certain of the financial covenants. Subsequent to Amendment No.5, borrowings under (A) the Commercial Tranche bear interest at LIBOR plus a margin of 3.75%, (B) the EKN sub-tranche bear interest, at our option, at (i) LIBOR plus a margin of 1.5% (which margin may be reset on May 31, 2019) or (ii) at a Commercial Interest Reference Rate of 2.37% and (C) the bank sub-tranche bear interest at LIBOR plus a margin of 1.5%. Borrowings under both sub-tranches are also subject to a guarantee fee of 2% per annum. Interest is payable quarterly.
The Commercial Tranche matures on May 31, 2019. Loans made with respect to each vessel under the GIEK Tranche mature 12 years following the delivery of the applicable vessel. The GIEK Tranche contains a put option exercisable if the Commercial Tranche is not refinanced or renewed on or before February 28, 2019. If the GIEK Tranche put option is exercised, each SSCF Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on or before May 31, 2019, without any premium, penalty or fees of any kind. Amortization payments under the SSCF are calculated on a 12 year repayment schedule and must be made every six months following the delivery of the relevant vessel.
The SSCF requires compliance with certain affirmative and negative covenants that are customary for such financings. These include the following financial covenants:

•	Consolidated Tangible Net Worth: maintain at least $1.0 billion consolidated tangible net worth.

•
Maximum Leverage Ratio: maintain a net debt to EBITDA ratio no greater than 4.75 to 1.00 as of December 31, 2015 and increasing incrementally to 6.00 to 1.00 during the period from July 1, 2016 through December 31, 2017, and 4.00 to 1.00, thereafter.

•	Total Debt to Capitalization Ratio: maintain a ratio of not greater than 3.0 to 5.0 of total debt to total capitalization.

•	Total Debt: maintain less than $3.0 billion in total debt.

•	Minimum Liquidity: maintain no less than $50.0 million in cash and cash equivalents.

•
Net Debt to Applicable Rigs ratio: maintain a net debt per rig ratio of not greater than $425.0 million through June 30, 2016 and decreasing incrementally to $360.0 million during the period from October 1, 2017 through December 31, 2017.

In addition, the SSCF contains restrictions on the ability of the Company to pay dividends or make distributions to its shareholders or transact with business affiliates. The SSCF also limits the ability of the SSCF Borrowers to incur additional indebtedness or liens, sell assets, make certain investments or transact with affiliates, among others.
Borrowings under the SSCF may be prepaid in whole or in part at any time, without any premium or penalty other than customary interest rate breakage payments, as applicable. The SSCF contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the SSCF are subject to acceleration.
As of December 31, 2015, we were in compliance with all SSCF covenants.
2020 Senior Secured Notes
On June 3, 2013, we completed a $750.0 million private placement of 5.375% senior secured notes due 2020 (the “2020 Senior Secured Notes”).
The 2020 Senior Secured Notes bear interest at 5.375% per annum, payable semiannually on June 1 and December 1, and mature on June 1, 2020.
The 2020 Senior Secured Notes are guaranteed by each of our subsidiaries that own the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana (the “Shared Collateral Vessels”), each of our subsidiaries that owns or previously owned equity or similar interests in a Shared Collateral Vessel-owning subsidiary, and certain other of our subsidiaries that are parties to charters in respect of the Shared Collateral Vessels, and will be guaranteed by certain other future subsidiaries. The indenture for the 2020 Senior Secured Notes allows for the issuance of up to $100.0 million of additional notes provided no default is continuing and we are otherwise in compliance with all applicable covenants.
The 2020 Senior Secured Notes are secured, on an equal and ratable, first priority basis, with the obligations under the Senior Secured Term Loan B, the 2013 Revolving Credit Facility and certain future obligations (together with the 2020 Senior Secured Notes, the “Pari Passu Obligations”), subject to payment priorities in favor of lenders under the 2013 Revolving Credit Facility pursuant to the terms of an intercreditor agreement (the “Intercreditor Agreement”), by liens on the Shared Collateral Vessels, a pledge of the equity of the entities that own the Shared Collateral Vessels, assignments of earnings and insurance proceeds with respect to the Shared Collateral Vessels, and certain other assets of the subsidiary guarantors (collectively, the “Shared Collateral”).
Beginning on June 1, 2016 the Company may redeem the 2020 Senior Secured Notes at a redemption price of 104.031% of the principal amount, and at declining redemption prices thereafter as specified in the indenture. Prior to June 1, 2016, the Company may redeem all or any portion of the notes at a redemption price equal to 100% of the principal amount of the outstanding notes plus accrued and unpaid interest, plus a “make-whole” premium.
In addition, prior to June 1, 2016, the Company may redeem up to 35% of the aggregate original principal amount of the notes with the net cash proceeds from certain equity offerings at a redemption price of 105.375% of the principal amount of the outstanding notes plus accrued and unpaid interest.
The Company may also, prior to June 1, 2016, redeem up to 10% of the original aggregate principal amount of the notes in any 12-month period at a redemption price equal to 103% of the aggregate principal amount thereof plus accrued and unpaid interest.
The indenture for the 2020 Senior Secured Notes contains covenants that, among other things, limits the Company’s and its restricted subsidiaries’ ability to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or its or its subsidiary guarantors’ subordinated indebtedness or make other restricted payments, (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business and (vii) transfer or sell assets or enter into mergers.
The indenture for the 2020 Senior Secured Notes contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, the 2020 Senior Secured Notes are subject to acceleration.
As of December 31, 2015, we were in compliance with all 2020 Senior Secured Notes covenants.
2018 Senior Secured Institutional Term Loan – Term Loan B
On June 3, 2013, we entered into a $750.0 million senior secured institutional term loan maturing 2018 (the “Senior Secured Term Loan B”). The Senior Secured Term Loan B bears interest, at our election, at either (1) LIBOR, which will not be less than a floor of 1% plus a margin of 3.5% per annum, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever is the highest rate in each case plus a margin of 2.5% per annum. Interest is payable quarterly. The Senior Secured Term Loan B requires quarterly amortization payments of $1.9 million and matures on June 3, 2018.
The Senior Secured Term Loan B has an accordion feature that would permit additional loans to be extended so long as our total outstanding obligations in connection with the Senior Secured Term Loan B and the 2020 Senior Secured Notes do not exceed $1.7 billion.
The Senior Secured Term Loan B is secured by the Shared Collateral and subject to the terms and provisions of the Intercreditor Agreement.
The Senior Secured Term Loan B requires compliance with certain affirmative and negative covenants that are customary for such financings. These include restrictions on the Company’s and its restricted subsidiaries’ ability to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or its or its subsidiary guarantors’ subordinated indebtedness or make other restricted payments, (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business and (vii) transfer or sell assets or enter into mergers. These covenants are subject to important exceptions and qualifications set forth in the Senior Secured Term Loan B, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships.
The Senior Secured Term Loan B contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the Senior Secured Term Loan B are subject to acceleration.
As of December 31, 2015, we were in compliance with all Senior Secured Term Loan B covenants.
2013 Revolving Credit Facility
On June 3, 2013, we entered into a $500.0 million senior secured revolving credit facility maturing 2018, as amended (the “2013 Revolving Credit Facility”). The 2013 Revolving Credit Facility is secured by the Shared Collateral and subject to the provisions of the Intercreditor Agreement.
In November 2015, we entered into the Fifth Amendment to the 2013 Revolving Credit Facility to, among other items, amend certain financial covenants and increase the cash sublimit.
Subsequent to the Fifth Amendment, borrowings under the 2013 Revolving Credit Facility bear interest, at our option, at either (1) LIBOR plus a margin ranging from 3.25% to 3.75% based on our leverage ratio, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever is the highest rate in each case plus a margin ranging from 2.25% to 2.75% per annum based on our leverage ratio. Undrawn commitments accrued a fee ranging from 1.3% to 1.5% per annum based on our leverage ratio. Interest is payable quarterly.
The 2013 Revolving Credit Facility, as amended, permits loans to be extended up to a maximum sublimit of $500.0 million and permits letters of credit to be issued up to a maximum sublimit of $300.0 million, subject to a $500.0 million overall facility limit. Outstanding but undrawn letters of credit accrue a fee at a rate equal to the margin on LIBOR loans minus 1%. The 2013 Revolving Credit Facility matures on June 3, 2018.
Borrowings under the 2013 Revolving Credit Facility may be prepaid, and commitments under the 2013 Revolving Credit Facility may be reduced, in whole or in part at any time, without any premium or penalty other than LIBOR breakage payments.

The 2013 Revolving Credit Facility requires compliance with certain affirmative and negative covenants that are customary for such financings. These include the following financial covenants:

•
Maximum Leverage Ratio: maintain a net debt to EBITDA ratio no greater than 4.75 to 1.00 as of December 31, 2015 and increasing incrementally to 6.00 to 1.00 during the period from July 1, 2016 through December 31, 2017, and 4.25 to 1.00, thereafter.

•	Minimum Liquidity: maintain no less than $100.0 million in cash and cash equivalents (including undrawn capacity for borrowings under the 2013 Revolving Credit Facility).

•
Net Debt to Applicable Rigs ratio: maintain a net debt per rig ratio of not greater than $425.0 million through June 30, 2016 and decreasing incrementally to $360.0 million during the period from October 1, 2017 through December 31, 2017.

In addition, the 2013 Revolving Credit Facility contains restrictions on the ability of the Company to pay dividends or make distributions to its shareholders and restrictions on the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, sell assets, make investments or engage in transactions with affiliates, among others.
The 2013 Revolving Credit Facility contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, (i) commitments and letters of credit under the 2013 Revolving Credit Facility could be subject to termination, (ii) borrowings under the 2013 Revolving Credit Facility could be subject to acceleration, and (iii) outstanding letters of credit could be subject to cash collateralization.
As of December 31, 2015, we were in compliance with all 2013 Revolving Credit Facility covenants.
2014 Revolving Credit Facility
In October 2014, we entered into a $500.0 million revolving credit facility for pre-delivery, delivery and post-delivery financing of the Pacific Zonda and for other general corporate purposes (the “2014 Revolving Credit Facility”).
On October 26, 2015, we repaid all amounts outstanding under the 2014 Revolving Credit Facility, and in connection with our rescission of the Construction Contract for the Pacific Zonda, the 2014 Revolving Credit Facility was terminated as of October 30, 2015.
Maturities of Long-Term Debt
As of December 31, 2015, the aggregate maturities of our debt, including net unamortized discounts of $2.9 million, was as follows:

(in thousands)
Years ending December 31,
2016	$89,583
2017	589,584
2018	848,333
2019	610,833
2020	750,000
Thereafter	—
Total	$2,888,333